PER SHARE INFORMATION (Tables)	12 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
Reconciliation of Numerators and Denominators of Basic and Diluted Earnings Per Share Computations

A reconciliation of the numerators and the denominators of basic and diluted earnings per share computations are as follows:

	Years ended March 31,
	2014	2015	2016
	(Yen in millions except per share amounts)
Net income attributable to shareholders of Kyocera Corporation	¥88,756	¥115,875	¥109,047
Basic earnings per share:
Net income attributable to shareholders of Kyocera Corporation	241.93	315.85	297.24
Diluted earnings per share:
Net income attributable to shareholders of Kyocera Corporation	241.93	315.85	297.24

	Years ended March 31,
	2014	2015	2016
	(shares in thousands)
Basic weighted average number of shares outstanding	366,872	366,864	366,859
Diluted weighted average number of shares outstanding	366,872	366,864	366,859

Cash Dividends Declared Per Share	The cash dividends declared per share is as follows:

	Years ended March 31,
	2014	2015	2016
	(per share of common stock)
Cash dividends declared per share	¥80.00	¥100.00	¥100.00